Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss on derivatives	$ (727,340)	$ (2,401,847)
Loss on derivatives, net
Interest rate swaps - Fair value	1,325,422	709,911
Interest rate swaps - Realized Loss	$ (2,052,762)	$ (3,111,758)